Shareholder Report	12 Months Ended
Nov. 30, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Advisors' Inner Circle Fund III
Entity Central Index Key	0001593547
Entity Investment Company Type	N-1A
Document Period End Date	Nov. 30, 2024
C000253898
Shareholder Report [Line Items]
Fund Name	Ecofin Global Renewables Infrastructure Fund
Class Name	Institutional Class Shares
Trading Symbol	ECOIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Institutional Class Shares of the Ecofin Global Renewables Infrastructure Fund (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ecofin Global Renewables Infrastructure Fund, Institutional Class Shares	$102	0.96%

Expenses Paid, Amount	$ 102
Expense Ratio, Percent	0.96%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 257,907,064
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,924,900
InvestmentCompanyPortfolioTurnover	47.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	2.1%
Belgium	1.3%
Japan	1.6%
Spain	1.9%
Denmark	3.0%
Canada	3.8%
Portugal	4.1%
Switzerland	4.3%
China	5.0%
India	5.3%
United Kingdom	10.0%
Italy	13.4%
United States	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Clearway Energy Inc, Cl C	6.9%
Exelon Corp	5.9%
ReNew Energy Global PLC, Cl A	5.3%
ERG SPA	5.1%
Enel SPA	4.7%
Drax Group PLC	4.6%
Dominion Energy Inc	4.5%
BKW AG	4.3%
EDP SA	4.1%
Avista Corp	3.9%

Material Fund Change [Text Block]

Material Fund Changes

 The Fund operated as the Ecofin Global Renewables Infrastructure Fund (the “Ecofin Predecessor Fund”), a series of Managed Portfolio Series, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Ecofin Predecessor Fund pursuant to a reorganization of the Ecofin Predecessor Fund into the Fund that closed effective September 30, 2024.

Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/
C000253897
Shareholder Report [Line Items]
Fund Name	Ecofin Global Renewables Infrastructure Fund
Class Name	Class A Shares
Trading Symbol	ECOAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Class A Shares of the Ecofin Global Renewables Infrastructure Fund (the "Fund") for the period from December 1, 2023 to November 30, 2024.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://www.redwheel.com/us/en/accredited/funds-and-documents/. You can also request this information by contacting us at 1-855-RWC-FUND.
Additional Information Phone Number	1-855-RWC-FUND
Additional Information Website	https://www.redwheel.com/us/en/accredited/funds-and-documents/
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Ecofin Global Renewables Infrastructure Fund, Class A Shares	$127	1.20%

Expenses Paid, Amount	$ 127
Expense Ratio, Percent	1.20%
Performance Past Does Not Indicate Future [Text]	Past performance is not indicative of future performance.
No Deduction of Taxes [Text Block]	The table and graph presented above do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.
AssetsNet	$ 257,907,064
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 1,924,900
InvestmentCompanyPortfolioTurnover	47.00%
Holdings [Text Block]

Country WeightingsFootnote Reference*

Value	Value
Other Countries	2.1%
Belgium	1.3%
Japan	1.6%
Spain	1.9%
Denmark	3.0%
Canada	3.8%
Portugal	4.1%
Switzerland	4.3%
China	5.0%
India	5.3%
United Kingdom	10.0%
Italy	13.4%
United States	39.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Top Ten Holdings

Holding Name	Percentage of Total Net Assets
Clearway Energy Inc, Cl C	6.9%
Exelon Corp	5.9%
ReNew Energy Global PLC, Cl A	5.3%
ERG SPA	5.1%
Enel SPA	4.7%
Drax Group PLC	4.6%
Dominion Energy Inc	4.5%
BKW AG	4.3%
EDP SA	4.1%
Avista Corp	3.9%

Material Fund Change [Text Block]

Material Fund Changes

 The Fund operated as the Ecofin Global Renewables Infrastructure Fund (the “Ecofin Predecessor Fund”), a series of Managed Portfolio Series, prior to the Fund’s acquisition of the assets and assumption of the liabilities of the Ecofin Predecessor Fund pursuant to a reorganization of the Ecofin Predecessor Fund into the Fund that closed effective September 30, 2024.

Updated Prospectus Phone Number	1-855-RWC-FUND
Updated Prospectus Web Address	https://www.redwheel.com/us/en/accredited/funds-and-documents/